Morrison Warren Partner	Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3484 warren@chapman.com

September 24, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Exchange Traded Concepts Trust
(Registration Nos. 333-156529; 811-22263)

Ladies and Gentlemen:

On behalf of the Exchange Traded Concepts Trust (the “Registrant”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 437 to the Trust’s Registration Statement on Form N-1A (Amendment No. 440 to the Trust’s Registration Statement under the Investment Company Act of 1940) (the “Amendment”). The purpose of the Amendment is to make certain material changes to the Fund’s Prospectus and Statement of Additional Information.

If we may cooperate with you in any way in the processing of the Registration Statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures